Share capital and other reserves (Tables)	6 Months Ended
Jun. 30, 2023
Share capital and reserves
Summary of allotted, called up and fully paid shares

	June 30,		December 31,
	2023		2022
	No.	£	No.	£
Ordinary of $0.0001 each	221,211,021	16,517	214,211,021	15,952
	221,211,021	16,517	214,211,021	15,952